                                                                       March 12, 2008

VIA EDGAR LINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:      American Skandia SPVLI, a modified single premium variable life insurance policy
                  (File no. 333-38119)
                  American Skandia FPVLI, a flexible premium variable life insurance policy
                  (File no. 333-58703)
                  American Skandia Focus, a flexible premium variable life insurance policy
                  (File no. 333-95957)
                  American Skandia Horizon, a flexible premium variable life insurance policy
                  (File no. 333-95959)

Dear Commissioners:

         On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation
Variable Account F ("the Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account has transmitted the following annual reports for the period ending December 31, 2008 to contract owners.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

Filer/Entity:              Advanced Series Trust
Registration No.:          811-05186

CIK No.:                   0000814679
Accession No.:             0001209286-09-000146
Date of Filing:            03/11/09

Filer/Entity:              Prudential Series Fund
Registration No.: 811-03623

CIK No.:          0000711175
Accession No.:             0001193125-09-047660
Date of Filing:            03/06/09

Filer/Entity:              Wells Fargo Variable Trust
Registration No.: 811-09255

CIK No.:          0001081402
Accession No.:             0000935069-09-000613
Date of Filing03-05-09

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.: 811-08716

CIK No.:          0000928754
Accession No.:             001133228-09-000124
Date of Filing:            02/23/09

Filer/Entity:              AIM Variable Insurance Funds
Registration No.: 811-07452

CIK No.:          0000896435
Accession No.:             0000950129-09-000601
Date of Filing:            02/26/09

Filer/Entity:              First Defined Portfolio Fund, LLC
Registration No.: 811-09235

CIK No.:          0001076487
Accession No.:             0000935069-09-000712
Date of Filing:            03/09/09

Filer/Entity:              Rydex Variable Trust
Registration No.: 811-08821

CIK No.:          0001064046
Accession No.:             0001434991-09-000064
Date of Filing:            03/09/09

Filer/Entity:              ProFunds
Registration No.: 811-08239
CIK No.:          0001039803

Accession No.:             0001209286-09-000144
Date of Filing:            03/09/09

Filer/Entity:              Nationwide Variable Insurance Trust
Registration No.: 811-03213

CIK No.:          0000353905
Accession No.:             0000893220-09-000484
Date of Filing:            03/06/09

Filer/Entity:                  Franklin Templeton Variable Insurance Products Trust
Registration No.:              811-05583
CIK No.:                       0000837274
Accession No.:                 0001193125-09-036024
Date of Filing:                02/24/2009

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                              /s/C. Christopher Sprague
                                                              C. Christopher Sprague
                                                              Vice President, Corporate Counsel